IR PASS-THROUGH CORP.
                                                      c/o Wexford Management LLC
                                                          411 West Putnam Avenue
                                                             Greenwich, CT 06830
                                                                  (203) 862-7000
                                                             Fax: (203) 862-7461

                                                           Writer's Direct Dial:
                                                                        862-7000



Integrated ARROs Fund I (the "Fund")

August, 1997

Dear Unitholder:

Enclosed for your review are the Fund's unaudited financial statements as of June 30, 1997. As you are aware, the Funds' investments are passive in nature and consist of interest-bearing payment obligations which originated from a series of net lease real estate partnerships. As such, the primary source of payment for these obligations is the lease payments received from the partnership's corporate tenants. We are pleased to report that all tenant obligations continue to be met and, on an overall basis, the credit ratings of these tenants have not materially changed since the initial offering of the Units.

As previously reported, the Fund has made arrangements with Royal Alliance Associates (212-551-5100) to act as a market maker and with DCC Securities Corp. (212-527-0220) to facilitate trading, as a broker, between buyers and sellers of Units. Please contact these firms directly if you have any questions regarding such activities.

If you have any specific questions regarding your holdings in the Fund, please call the Trustee, at 800-874-6205.

Sincerely,


Integrated ARROs Fund I
By: IR Pass-through Corp., Sponsor

                             Integrated ARROs Fund I
                      Statement of Assets and Liabilities
                                  June 30, 1997
                                   (unaudited)


Assets

Cash ........................................................        $   101,551

Receivable - Trustee ........................................          1,205,826

Investments in payment obligations, at
       minimum termination value (cost $2,771,874) ..........         10,089,681
                                                                     -----------

Total assets ................................................         11,397,058
                                                                     -----------

Liabilities

Distributions payable .......................................            101,551
                                                                     -----------

Net Assets ..................................................        $11,295,507
                                                                     ===========

Net Asset Value per unit (2,771 units
outstanding) ................................................        $  4,076.33
                                                                     ===========


                        See notes to financial statements

                             Integrated ARROs Fund I
                             Statement of Operations
                         Six Months Ended June 30, 1997
                                   (unaudited)


Investment income:

Interest and discount earned                                         $   584,759
                                                                     ===========










                        See notes to financial statements

                             Integrated ARROs Fund I
                       Statement of Changes in Net Assets
                         Six Months Ended June 30, 1997
                                   (unaudited)



Increase in net assets from operations:

Net investment income ......................................       $    584,759
                                                                   ------------

Net increase in net assets resulting from operations .......            584,759

Total declared as distributions to Unitholders .............           (152,346)
                                                                   ------------

Net increase in net assets .................................            432,413

Net assets:

Beginning of period ........................................         10,863,094
                                                                   ------------

End of period ..............................................       $ 11,295,507
                                                                   ============













                        See notes to financial statements

                             Integrated ARROs Fund I
                          Notes to Financial Statements

1.       GENERAL

         The accompanying unaudited financial statements, notes and discussions should be read in conjunction with the audited financial statements, related notes and discussions contained in the Form N-SAR Semi-Annual Report for the year ended December 31, 1996, which is herein incorporated by reference.

         The financial information contained herein is unaudited; however, in the opinion of management, all adjustments necessary for a fair presentation of such financial information have been included. All of the aforementioned adjustments are of a normal recurring nature and there have not been any non-recurring adjustments included in the results reported for the current period.

         Integrated ARROs Fund I (the "Fund") is a grantor trust created under the laws of the State of New York and registered under the Investment Company Act of 1940 as a closed-end, non-diversified management investment company.

2.       SIGNIFICANT ACCOUNTING POLICIES

         Security Valuation

         The Payment Obligations are valued at the lower of fair market value (as determined by the Board of Directors of the Sponsor) or Minimum Termination Amount (as defined in the Trust Indenture).

         Federal Income Taxes

         The Fund is classified as a grantor trust. As a consequence, the Fund is not subject to Federal Income Taxation.

3.       CONFLICTS OF INTEREST

         Entities  directly  or  indirectly  owned  by  former  officers  and/or directors of IR-Pass Through Corporation (the "Sponsor") and/or Integrated Resources, Inc. ("Integrated") or its post-bankruptcy successor, Presidio Capital Corp. ("Presidio") are the general partners of the underlying net lease partnerships from which the payment obligations are due (the "Partnerships"). Such general partners have a fiduciary responsibility to make decisions which are in the best interest of their respective Partnership. There may be circumstances in which such general partners may make decisions on behalf of the Partnerships which could conflict with or have an adverse effect on the rights of unitholders of the Fund. Although the Partnerships must comply with the terms of the Payment Obligations, there can be no assurance that the decisions of the general partners on behalf of the Partnerships would not adversely affect the value of the units and/or the ability of the Partnerships to fulfill their obligations under the Payment Obligations.

         Subject to the rights of the Unitholders under the Trust Indenture, Presidio is responsible for the administration of the Fund through its indirect ownership of all of the shares of the Sponsor. Wexford Management LLC ("Wexford") provides administrative services to Presidio, who provides services for the Fund.

4.   COMMITMENTS AND CONTINGENCIES

         The Sponsor will bear all costs of administering the Fund through the period in which the Fund will be receiving only primary term payments. However, upon the period when the Fund begins receiving renewal term payments, the Fund shall bear a portion of such costs equal to the percentage of the renewal term payments received by the Fund in such year to all of the payments received by the Fund in such year.

         Based on a present value estimate of legal, accounting, trustee fees, and printing and mailing costs, the Sponsor projected at the time of the settlement of the Sponsor's claim in Integrated's bankruptcy in 1994, that the $450,000 received by the Sponsor would enable the Sponsor to meet its obligations to the Fund, and its similar obligations to Fund II, through approximately the year 2000. However, at that time there was no assurance that the $450,000 paid by Integrated, plus any interest accrued (the "Settlement Fund"), would in fact be sufficient to fund the Sponsor's obligations through the year 2000. As of June 30, 1997, approximately $70,000 remained of the original Settlement Fund. It was also projected at the time of the settlement, that in the year 2000 the securities held by the Fund would begin to generate cash which could be used to administer the Fund. There can be no assurance that such cash will be generated or that the remaining amount of the Settlement Fund will be sufficient to fund the Sponsor's obligations throught the year 2000.

5.       DISTRIBUTION PAYABLE

         The Sponsor declared a $101,551 ($36.65 per unit ) distribution payable to unitholders of record as of June 30, 1997. Such distribution was paid on July 15, 1997.

6.       SIGNIFICANT TRANSACTION

         In May 1996, the tenant at the Huntsville, Texas property, one of five properties owned by Elway Associates, exercised the economic discontinuance clause contained in its lease. This clause generally allows the tenant to purchase the property for a predetermined amount set forth in the lease upon declaring continued use and occupancy of the property economically unsuitable. As a result, Elway Associates wired proceeds of $1,149,699 to the Fund's Trustee in partial satisfaction of the Elway payment obligation. The amount received in this case is substantially in excess of the portion of the Minimum Termination Amount allocable to the Huntsville, Texas lease. While the Trust Indenture provides for acceptance of involuntary sale (economic discontinuance) proceeds in prepayment of a payment obligation in which the underlying partnership has a single property (lease), it does not specifically provide for acceptance of involuntary sale (economic discontinuance) proceeds in partial prepayment of a payment obligation where the underlying partnership has more than one property (lease) comprising the payment obligation, as is the case here. The Sponsor believes that the original intent of the Trust indenture was to allow for such partial prepayment. However, the Trustee has not agreed to allow the Elway payment in partial satisfaction of the associated payment obligation and has placed the Elway proceeds in an interest bearing account, separate from that of the Fund, pending a resolution of this issue. The Elway proceeds and any interest earned thereon have been reflected as a receivable from the Trustee on the accompanying financial statements. The Sponsor is exploring several alternatives to resolve this issue. The financial statements reflect the receipt of the cash by the Trustee and an adjustment of the net assets as a result of the transaction as if the payment were applied in partial satisfaction of the associated payment obligation. The Elway primary and renewal term payments were reduced on a prorata basis to reflect the involuntary sale of the Huntsville, Texas property. It is not clear what action, if any, the Trustee will take with respect to the Elway proceeeds or future partial satisfactions of payment obligations.

                                   Integrated ARROs Fund I
      Schedule of Selected Per Unit Operating Performance, Ratios and Supplemental Data



                                                      Six Months Ended        Year Ended
                                                        June 30, 1997     December 31, 1996
                                                         ----------         -----------
                                                         (unaudited)          (audited)
Per Unit Operating Performance

Net asset value, beginning of period ...............     $ 3,920.28         $  3,295.59

Net investment income ..............................         211.03              678.56

Distributions from net investment income ...........         (54.98)             (53.87)
                                                         ----------         -----------

Net asset value, end of period .....................     $ 4,076.33         $  3,920.28
                                                         ==========         ===========

Total investment return ............................     $   211.03         $    678.56
                                                         ==========         ===========


Ratios/Supplemental Data

Net assets, end of period ..........................   $  11,295,507        $10,863,094

Ratio of expenses to average net assets ............             N/A                N/A

Ratio of net investment income to average net assets            5.30% (1)         18.81%

Portfolio turnover rate ............................             N/A                N/A


--------
(1)  Not annualized

                                                      Integrated ARROs Fund I
                                                 Schedule of Portfolio Investments
                                                          June 30, 1997

 Partnership/                                                                                                        Discount To
Date Payment                                                            Original       Simple                         Arrive at
 Obligation                           Property            Type of       Principal      Interest     Accrued      Minimum Termination
  Incurred        Lessee              Location            property      Amount         Rate         Interest           Amount
------------------------------------------------------------------------------------------------------------------------------------
   Walando        Walgreen          Orlando, FL             Office/     $  820,000      13.0%     $ 1,737,000      $ 1,557,031
   03/18/81        Company                                Warehouse
                                                           Building

    Santex     Albertson's           Venice, FL              Retail        570,000      17.0%       1,551,000        1,064,508
 07/01/81 (2)  Inc.               Livermore, CA          Facilities


     Lando     Albertson's         Portland, OR              Retail        783,451      16.0%       1,968,000        1,816,209
  10/21/81            Inc.          Orlando, FL          Facilities
  (amended                       Huntsville, AL
 04/15/82)

  Denville           Xerox       Lewisville, TX               Plant        963,048      15.0%       2,244,000        2,225,597
  12/27/81     Corporation                                 Facility
  (amended
 01/27/84)

     Elway         Safeway         Billings, MT              Retail      1,429,042      18.5%       4,044,000        3,458,524
  03/18/82    Stores, Inc.       Huntsville, TX (5)      Facilities
                                 Fort Worth, TX
                                     Aurora, CO
                               Mamoth Lakes, CA

  Walstaff        Walgreen        Flagstaff, AZ          Warehouse/      1,159,771      16.0%       2,824,000        2,324,317
  04/15/82         Arizona                             Distribution
  (amended        Drug Co.                                 Building
 06/17/82)             (3)

  Walcreek        Hercules        Walnut Creek,              Office      1,306,709      18.5%       3,608,000        2,472,154
   08/1/82     Credit Inc.                   CA            Building
  (amended             (4)
 06/29/83,
  12/3/84)
                                                                        ----------                -----------      -----------
                                                                        $7,032,021                $17,976,000      $14,918,340
                                                                        ==========                ===========      ===========

(1) Primary Term of the applicable net lease.
(2) Two Payment Obligations, one for each property, treated as one.
(3) Guaranteed by Walgreen Company.
(4) Guaranteed by Hercules Incorporated
(5) In May 1996, the tenant at the Huntsville, Texas property exercised the economic discontinuance clause in its lease.
(6) As adjusted, due to the exercise of economic discontinuance in the Huntsville, Texas lease.

                                                      Integrated ARROs Fund I
                                           Schedule of Portfolio Investments -- Continued
                                                         June 30, 1997

 Partnership
Date Payment                                                  Periodic                     Minimum
 Obligation                           Property             Payment During                Termination
  Incurred        Lessee              Location            Primary Term (1)                  Amount
----------------------------------------------------------------------------------------------------
   Walando         Walgreen          Orlando, FL             5/1/96-4/1/06                $  999,969
   03/18/81         Company                                      $11,833/mo


    Santex      Albertson's           Venice, FL            9/1/96-8/1/06                  1,056,492
 07/01/81 (2)          Inc.        Livermore, CA                 $13,342/mo


     Lando      Albertson's         Portland, OR            7/1/97-1/1/07                    935,242
  10/21/81             Inc.          Orlando, FL              $62,656/semi.
  (amended                        Huntsville, AL
 04/15/82)

  Denville            Xerox       Lewisville, TX            8/1/98-7/1/08                    981,451
  12/27/81      Corporation                                      $12,038/mo
  (amended
 01/27/84)

     Elway          Safeway         Billings, MT            7/1/97-6/1/07                  2,014,518
  03/18/82     Stores, Inc.       Huntsville, TX (5)             $22,027/mo (6)
                                  Fort Worth, TX
                                      Aurora, CO
                                Mamoth Lakes, CA

  Walstaff         Walgreen        Flagstaff, AZ           12/1/98-6/1/03                  1,659,454
  04/15/82          Arizona                                   $156,738/semi.
  (amended         Drug Co.
 06/17/82)              (3)

  Walcreek         Hercules        Walnut Creek,           10/1/97-9/1/07                  2,442,555
   08/1/82      Credit Inc.                   CA                 $30,155/mo
  (amended              (4)
 06/29/83,
  12/3/84)
                                                                                          -----------
                                                                                          $10,089,681
                                                                                          ===========
(1) Primary Term of the applicable net lease.
(2) Two Payment Obligations, one for each property, treated as one.
(3) Guaranteed by Walgreen Company.
(4) Guaranteed by Hercules Incorporated
(5) In May 1996,  the tenant at the  Huntsville,  Texas  property  exercised the economic discontinuance clause in its lease.
(6) As  adjusted,  due  to  the  exercise  of  economic  discontinuance  in  the
    Huntsville, Texas lease.

                                                       INEGRATED ARROS FUND I
            SCHEDULE OF ACCRUED INTEREST ON OUTSTANDING PAYMENT OBLIGATIONS -- JANUARY 1, 1997 THROUGH JUNE 30, 1997

   DATE     ACCRUED INTEREST      DATE     ACCRUED INTEREST      DATE     ACCRUED INTEREST     DATE      ACCRUED INTEREST
01-Jan-97      17,401,157      23-Feb-97      17,569,398      16-Apr-97      17,737,639      08-Jun-97      17,905,879
02-Jan-97      17,404,232      24-Feb-97      17,572,572      17-Apr-97      17,740,813      09-Jun-97      17,909,053
03-Jan-97      17,407,506      25-Feb-97      17,575,747      18-Apr-97      17,743,987      10-Jun-97      17,912,228
04-Jan-97      17,410,680      26-Feb-97      17,578,921      19-Apr-97      17,747,162      11-Jun-97      17,915,402
05-Jan-97      17,413,855      27-Feb-97      17,582,095      20-Apr-97      17,750,336      12-Jun-97      17,918,576
06-Jan-97      17,417,029      28-Feb-97      17,585,270      21-Apr-97      17,753,510      13-Jun-97      17,921,751
07-Jan-97      17,420,203      29-Feb-97      17,588,444      22-Apr-97      17,756,685      14-Jun-97      17,924,925
08-Jan-97      17,423,378      01-Mar-97      17,591,618      23-Apr-97      17,759,859      15-Jun-97      17,928,100
09-Jan-97      17,426,552      02-Mar-97      17,594,793      24-Apr-97      17,763,033      16-Jun-97      17,931,274
10-Jan-97      17,429,727      03-Mar-97      17,597,967      25-Apr-97      17,766,208      17-Jun-97      17,934,448
11-Jan-97      17,432,901      04-Mar-97      17,601,141      26-Apr-97      17,769,382      18-Jun-97      17,937,623
12-Jan-97      17,436,075      05-Mar-97      17,604,316      27-Apr-97      17,772,556      19-Jun-97      17,940,797
13-Jan-97      17,439,250      06-Mar-97      17,607,490      28-Apr-97      17,775,731      20-Jun-97      17,943,971
14-Jan-97      17,442,424      07-Mar-97      17,610,664      29-Apr-97      17,778,905      21-Jun-97      17,947,146
15-Jan-97      17,445,598      08-Mar-97      17,613,839      30-Apr-97      17,782,079      22-Jun-97      17,950,320
16-Jan-97      17,448,773      09-Mar-97      17,617,013      01-May-97      17,785,254      23-Jun-97      17,953,494
17-Jan-97      17,451,947      10-Mar-97      17,620,188      02-May-97      17,788,428      24-Jun-97      17,956,669
18-Jan-97      17,455,121      11-Mar-97      17,623,362      03-May-97      17,791,602      25-Jun-97      17,959,843
19-Jan-97      17,458,296      12-Mar-97      17,626,536      04-May-97      17,794,777      26-Jun-97      17,963,017
20-Jan-97      17,461,470      13-Mar-97      17,629,711      05-May-97      17,797,951      27-Jun-97      17,966,192
21-Jan-97      17,464,644      14-Mar-97      17,632,885      06-May-97      17,801,126      28-Jun-97      17,969,366
22-Jan-97      17,467,819      15-Mar-97      17,636,059      07-May-97      17,804,300      29-Jun-97      17,972,540
23-Jan-97      17,470,993      16-Mar-97      17,639,234      08-May-97      17,807,474      30-Jun-97      17,975,715
24-Jan-97      17,474,167      17-Mar-97      17,642,408      09-May-97      17,810,649
25-Jan-97      17,477,342      18-Mar-97      17,645,582      10-May-97      17,813,823
26-Jan-97      17,480,516      19-Mar-97      17,648,757      11-May-97      17,816,997
27-Jan-97      17,483,690      20-Mar-97      17,651,931      12-May-97      17,820,172
28-Jan-97      17,486,865      21-Mar-97      17,655,105      13-May-97      17,823,346
29-Jan-97      17,490,039      22-Mar-97      17,658,280      14-May-97      17,826,520
30-Jan-97      17,493,214      23-Mar-97      17,661,454      15-May-97      17,829,695
31-Jan-97      17,496,388      24-Mar-97      17,664,628      16-May-97      17,832,869
01-Feb-97      17,499,562      25-Mar-97      17,667,803      17-May-97      17,836,043
02-Feb-97      17,502,737      26-Mar-97      17,670,977      18-May-97      17,839,218
03-Feb-97      17,505,911      27-Mar-97      17,674,151      19-May-97      17,842,392
04-Feb-97      17,509,085      28-Mar-97      17,677,326      20-May-97      17,845,566
05-Feb-97      17,512,260      29-Mar-97      17,680,500      21-May-97      17,848,741
06-Feb-97      17,515,434      30-Mar-97      17,683,675      22-May-97      17,851,915
07-Feb-97      17,518,608      31-Mar-97      17,686,849      23-May-97      17,855,089
08-Feb-97      17,521,783      01-Apr-97      17,690,023      24-May-97      17,858,264
09-Feb-97      17,524,957      02-Apr-97      17,693,198      25-May-97      17,861,438
10-Feb-97      17,528,131      03-Apr-97      17,696,372      26-May-97      17,864,613
11-Feb-97      17,531,306      04-Apr-97      17,699,546      27-May-97      17,867,787
12-Feb-97      17,534,480      05-Apr-97      17,702,721      28-May-97      17,870,961
13-Feb-97      17,537,654      06-Apr-97      17,705,895      29-May-97      17,874,136
14-Feb-97      17,540,829      07-Apr-97      17,709,069      30-May-97      17,877,310
15-Feb-97      17,544,003      08-Apr-97      17,712,244      31-May-97      17,880,484
16-Feb-97      17,547,177      09-Apr-97      17,715,418      01-Jun-97      17,883,659
17-Feb-97      17,550,352      10-Apr-97      17,718,592      02-Jun-97      17,886,833
18-Feb-97      17,553,526      11-Apr-97      17,721,767      03-Jun-97      17,890,007
19-Feb-97      17,556,701      12-Apr-97      17,724,941      04-Jun-97      17,893,182
20-Feb-97      17,559,875      13-Apr-97      17,728,115      05-Jun-97      17,896,356
21-Feb-97      17,563,049      14-Apr-97      17,731,290      06-Jun-97      17,899,530
22-Feb-97      17,566,224      15-Apr-97      17,734,464      07-Jun-97      17,902,705